Schedule of Inventory, Current (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Inventory Schedule Of Inventory, Current 1		$ 362,226
Inventory Schedule Of Inventory, Current 2		528,461
Inventory Schedule Of Inventory, Current 3		75,585
Inventory Schedule Of Inventory, Current 4		362,226
Inventory Schedule Of Inventory, Current 5		604,046
Inventory Schedule Of Inventory, Current 6		(179,000)
Inventory Schedule Of Inventory, Current 7		0
Inventory Schedule Of Inventory, Current 8		183,226
Inventory Schedule Of Inventory, Current 9		$ 604,046
Inventory Schedule Of Inventory, Current 1	$ 1,164,392
Inventory Schedule Of Inventory, Current 2	362,226
Inventory Schedule Of Inventory, Current 3	8,695
Inventory Schedule Of Inventory, Current 4	0
Inventory Schedule Of Inventory, Current 5	1,173,087
Inventory Schedule Of Inventory, Current 6	362,226
Inventory Schedule Of Inventory, Current 7	(136,000)
Inventory Schedule Of Inventory, Current 8	(179,000)
Inventory Schedule Of Inventory, Current 9	1,037,087
Inventory Schedule Of Inventory, Current 10	$ 183,226